Schedule of Ordinary Shares Issuance and Outstanding (Details) - USD ($)	Mar. 31, 2025	Sep. 24, 2024	Aug. 16, 2024	Aug. 15, 2024	Aug. 09, 2024	Mar. 31, 2024 [1]
Number of shares	20,000,000	3,900,000	10,000	9,999	1	16,100,000
Par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Amount	$ 200	$ 39	$ 0.1	$ 0.09999	$ 0.00001	$ 161
Winfield Engineering (Hong Kong) Limited [Member]
Number of shares		16,090,000
Par value		$ 0.00001
Amount		$ 160.9

[1]	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).